Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incentive fees as percentage of profits	10.00%
Number of operating segment | Segment	1
Number of reportable segments | Segment	1
Equity-based compensation	$ 4,641,000	$ 1,432,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carried interest allocation as percentage of cumulative fund or account performance	5.00%
Revenue, carried interest allocation, minimum return levels required	5.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carried interest allocation as percentage of cumulative fund or account performance	15.00%
Revenue, carried interest allocation, minimum return levels required	10.00%
StepStone Group LP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incentive fees as percentage of profits			10.00%
Number of operating segment | Segment			1
Transaction gains and losses			$ 1,000,000	$ 900,000	$ 600,000
Impairment charges			0	0	0
Equity-based compensation			$ 1,915,000	$ 1,725,000	$ 189,000
StepStone Group LP | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carried interest allocation as percentage of cumulative fund or account performance			5.00%
Revenue, carried interest allocation, minimum return levels required			5.00%
Property and equipment useful life			3 years
Finite-lived intangible assets useful life			8 years
StepStone Group LP | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carried interest allocation as percentage of cumulative fund or account performance			15.00%
Revenue, carried interest allocation, minimum return levels required			10.00%
Property and equipment useful life			7 years
Finite-lived intangible assets useful life			11 years